Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 — Commitments and Contingencies

The ongoing COVID-19 pandemic has resulted in transitions to remote workforces, business closures and disruptions and a slowdown of economic activity across the globe. The COVID-19 pandemic had a variable impact on the Company’s clinical trials from March through June 2020. Some sites closed enrollment for new patients in early March, whereas other sites remained partially open for new patient enrollment. To date, the Company has not experienced significant impacts on its business and operations as a result of the COVID-19 pandemic. However, the extent of the impact of COVID-19 on the Company’s future operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, and the impact of the outbreak on the Company’s employees and vendors, all of which are uncertain and cannot be predicted.

As of June 30, 2020, other than contingent payments pursuant to the HanAll Agreement discussed in Note 4 and the subleases discussed in Note 10, the Company did not have any ongoing material financial commitments. The Company expects to enter into other commitments as the business further develops. In the normal course of business, the Company enters into agreements with contract service providers to assist in the performance of its research and development activities. Subject to required notice periods and the Company’s obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.

Note 11 — Commitments and Contingencies

In March 2020, COVID-19 disease was declared a pandemic by the World Health Organization. The COVID-19 pandemic is disrupting supply chains and affecting production and sales across a range of industries. Currently, the Company has not suffered significant adverse consequences as a result of the COVID-19 pandemic, but the extent of the impact of COVID-19 on the Company’s future operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on employees and vendors all of which are uncertain and cannot be predicted. At this point, the extent to which COVID-19 may impact the Company’s future financial condition or results of operations is uncertain.

As of March 31, 2020, the Company did not have any ongoing material financial commitments. The Company expects to enter into other commitments as the business further develops. In the normal course of business, the Company enters into agreements with contract service providers to assist in the performance of its research and development activities. Subject to required notice periods and the Company’s obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.